                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.): [X] is a restatement.*
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KBC Group NV
Address: Havenlaan 2
         Brussels C9 1080
         Belgium

Form 13F File Number: 028-13043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Andre Bergen
Title: CEO
Phone: 32 2 429 15 96

Name:  Guido Segers
Title: Executive Director
Phone: 32 2 429 15 96

Signature, Place, and Date of Signing:


/s/ Andre Bergen                    Brussels, Belgium             06/04/09
------------------------------   ----------------------   ----------------------
[Signature]                          [City, State]                 [Date]


/s/ Guido Segers                    Brussels, Belgium             06/04/09
------------------------------   ----------------------   ----------------------
[Signature]                          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

* Due to a technical error, a small number of positions reported under the shared investment discretion of KBC Group NV and certain of its subsidiaries on the 13F-HR for the quarter ended December 31, 2008, were reported with incorrect values (Column 4) or share amounts (Columns 5 & 8). In addition, the Name of Issuer (Column 1) for certain positions in Schlumberger Ltd. was incorrectly designated as Schering Plough Corp. and a position in Trina Solar Ltd. was reported with an incorrect CUSIP number. The Information Table set forth below corrects and restates the information with respect to those positions, which constitute less than one percent of the positions originally reported.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               5
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:     27,121
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     028-13045              KBC Bank NV
2     028-13051              KBC Asset Management NV
3     028-13048              KBC Asset Management Ltd.
7     028-13047              KBC Investments Limited
11    028-13468              KBL European Private Bankers SA

SEC FORM 13F-A REPORT
As Of Date: 12/31/2008

           COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4  COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ----------      ---------- -------- --------------------
                                                               SHRS
                                                                OR
                               TITLE OF               VALUE    PRN   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           CLASS       CUSIP   (X$1000)  AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------- -------------- --------- -------- ------ --- ---- ---------- -------- ------ ------ ------
ALTRIA GROUP INC                  COM      02209S103     1251  83098  SH         OTHER       11        0    0    83098
ARCHER-DANIELS MIDLAND CO         COM      039483102      407  14132  SH         OTHER       11        0    0    14132
AVIGEN INC                        COM      053690103        1   1000  SH         OTHER       11        0    0     1000
BAIDU COM INC               SPON ADR REP A 056752108        4     32  SH         OTHER       11        0    0       32
BRISTOL-MYERS SQUIBB CO           COM      110122108       40   1720  SH        DEFINED      11     1720    0        0
BRISTOL-MYERS SQUIBB CO           COM      110122108       72   3105  SH         OTHER       11        0    0     3105
BRISTOL-MYERS SQUIBB CO           COM      110122108      220   9458  SH        DEFINED     1, 7    9458    0        0
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH 112585104       23   1500  SH         OTHER       11        0    0     1500
CHINA PETE & CHEM CORP      SPON ADR H SHS 16941R108     1554  25154  SH        DEFINED      1     25154    0        0
CHINA PETE & CHEM CORP      SPON ADR H SHS 16941R108       56    900  SH         OTHER       11        0    0      900
CONOCOPHILLIPS                    COM      20825C104      964  18601  SH         OTHER       11        0    0    18601
DR PEPPER SNAPPLE GROUP INC       COM      26138E109        4    255  SH        DEFINED      1       255    0        0
DU PONT E I DE NEMOURS & CO       COM      263534109      741  29300  SH         OTHER       11        0    0    29300
GENERAL ELECTRIC CO               COM      369604103     6584 406450  SH         OTHER       11        0    0   406450
JPMORGAN CHASE & CO               COM      46625H100       85   2695  SH        DEFINED      11     2695    0        0
JPMORGAN CHASE & CO               COM      46625H100      481  15263  SH         OTHER       11        0    0    15263
JPMORGAN CHASE & CO               COM      46625H100     3219 102088  SH        DEFINED     1, 7  102088    0        0
MCDONALDS CORP                    COM      580135101     1652  26562  SH         OTHER       11        0    0    26562
NORTEL NETWORKS CORP NEW        COM NEW    656568508        0    130  SH         OTHER       11        0    0      130
ORMAT TECHNOLOGIES INC            COM      686688102      118   3693  SH         OTHER       11        0    0     3693
PHILIP MORRIS INTL INC            COM      718172109      791  18177  SH         OTHER       11        0    0    18177
SASOL LTD                      SPON ADR    803866300        6    210  SH         OTHER       11        0    0      210
SCHERING PLOUGH CORP              COM      806605101       78   4581  SH         OTHER       11        0    0     4581
SCHLUMBERGER LTD                  COM      806857108      423  10000  SH        DEFINED      1     10000    0        0
SCHLUMBERGER LTD                  COM      806857108      932  22010  SH         OTHER       11        0    0    22010
SCHLUMBERGER LTD                  COM      806857108     5523 130478  SH        DEFINED     1, 2  130478    0        0
SCHLUMBERGER LTD                  COM      806857108     1569  37072  SH        DEFINED   1, 2, 3  37072    0        0
SUNTECH PWR HLDGS CO LTD          ADR      86800C104      105   9002  SH         OTHER       11        0    0     9002
TATA MOTORS LTD                SPON ADR    876568502       12   2690  SH         OTHER       11        0    0     2690
TRINA SOLAR LTD                SPON ADR    89628E104        3    310  SH         OTHER       11        0    0      310
WASTE MGMT INC DEL                COM      94106L109       69   2070  SH        DEFINED      11     2070    0        0
WASTE MGMT INC DEL                COM      94106L109       20    600  SH         OTHER       11        0    0      600
WYETH                             COM      983024100      114   3027  SH         OTHER       11        0    0     3027